Offerings	Aug. 21, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	400,000
Proposed Maximum Offering Price per Unit	9.19
Maximum Aggregate Offering Price	$ 3,676,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 562.80
Offering Note	(1) In accordance with Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 shall be deemed to cover any additional shares of Common Stock, $0.001 par value per share (the "Common Stock") and 10.0% Series A Cumulative Perpetual Preferred Stock, $0.001 par value per share (the "Preferred Stock") of Hudson Global, Inc. (the "Company") that may become issuable under the Company's 2009 Incentive Stock and Awards Plan, as amended and restated (the "Plan") to prevent dilution resulting from stock splits, stock dividends, recapitalizations or certain other capital adjustments. (2) Represents 400,000 additional shares of Common Stock and 175,000 shares of Preferred Stock reserved for future issuance under the Plan. (3) Determined in accordance with Rules 457(c) and 457(h) under the Securities Act of 1933, the registration fee calculation is based on the average of the high and low prices of the Common Stock as reported on the Nasdaq Global Select Market on August 15, 2025. (4) Determined in accordance with Rule 457(h) under the Securities Act of 1933, the registration fee calculation is based on the liquidation value of the Preferred Stock because such shares are not traded on any national securities exchange as of the date hereof.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	10.0% Series A Cumulative Perpetual Preferred Stock, $0.001 par value per share
Amount Registered | shares	175,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 1,750,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 267.93
Offering Note	(1) In accordance with Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 shall be deemed to cover any additional shares of Common Stock, $0.001 par value per share (the "Common Stock") and 10.0% Series A Cumulative Perpetual Preferred Stock, $0.001 par value per share (the "Preferred Stock") of Hudson Global, Inc. (the "Company") that may become issuable under the Company's 2009 Incentive Stock and Awards Plan, as amended and restated (the "Plan") to prevent dilution resulting from stock splits, stock dividends, recapitalizations or certain other capital adjustments. (2) Represents 400,000 additional shares of Common Stock and 175,000 shares of Preferred Stock reserved for future issuance under the Plan. (3) Determined in accordance with Rules 457(c) and 457(h) under the Securities Act of 1933, the registration fee calculation is based on the average of the high and low prices of the Common Stock as reported on the Nasdaq Global Select Market on August 15, 2025. (4) Determined in accordance with Rule 457(h) under the Securities Act of 1933, the registration fee calculation is based on the liquidation value of the Preferred Stock because such shares are not traded on any national securities exchange as of the date hereof.